STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative) (USD $)	0 Months Ended					9 Months Ended
	Jan. 02, 2012	Dec. 23, 2011	Jun. 23, 2011	Jun. 24, 2011	Jun. 03, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Apr. 20, 2011
Stockholders Equity Deficit - Common Stock Details Narrative
Common stock, shares authorized						500,000,000		500,000,000
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.001		$ 0.001
Bridge notes issued									$ 300,000
Percentage of secured bridge notes interest rate (in percent)									5.00%
Bridge notes maturity amount									2,200,000
Authorized common stock dividend forward split					1:37.39716
Additional shares of common stock forward split issued			1:36.39716
Shares issued to shareholders of MEDL Mobile, Inc.				20,000,000
Share exchange between MEDL Mobile Holdings, Inc. and Split Co				10,000,000
Share exchange between MEDL Mobile Holdings, Inc. and Split Co (in dollars per share)				$ 0.25
Share exchange between MEDL Mobile Holdings, Inc. and Split Co				2,500,000
Accrued interest on bridge notes						2,712		2,712
Share exchange between MEDL Mobile Holdings, Inc.and MEDL Mobile, Inc. shares canceled of MEDL Mobile, Inc.							94,824,263
Issuance of common stock for investor relations services	41,667	25,000
Share Price (in dollars per share)	$ 0.90	$ 0.80							$ 0.25
Issuance of common stock for investor relations services (in dollars)	$ 37,500	$ 20,000				$ 39,800